EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE

The earnings and weighted average number of shares used in the calculation of basic and diluted earnings per share are as follows:

	For the year ended December 31,
	2023	2022	2021
Net income for the year attributable to owners of the Company	158,538	148,891	96,065
Weighted average number of shares (in thousands) for the purpose of basic earnings per share	42,601	41,929	40,940
Weighted average number of shares (in thousands) for the purpose of diluted earnings per share	43,594	42,855	42,076
BASIC EARNINGS PER SHARE	$3.72	$3.55	$2.35
DILUTED EARNINGS PER SHARE	$3.64	$3.47	$2.28

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weight average number of ordinary shares for the purpose of diluted earnings per share:

	For the year ended December 31,
	2023	2022	2021
Shares not-deemed to be issued in respect of employee options	67	25	30